Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (7,733)	$ (3,159)	$ (10,990)	$ (2,463)
Other Comprehensive (Loss) / Income:
Foreign currency translation (loss) / gain	18	(89)	(30)	(66)
Total Comprehensive (Loss) / Income:	$ (7,715)	$ (3,248)	$ (11,020)	$ (2,529)